Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of income and comprehensive income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ 1,594,856	$ 330,734	$ 318,634
Financial expenses	(11,094)
Loss from operation	1,583,762	330,734	318,634
Other income:
Share of income of subsidiaries, consolidated VIE and VIE’s subsidiaries	2,371,720	4,598,276	2,754,455
Income before income tax expense	787,958	4,267,542	2,435,821
Income tax expense
Net income	787,958	4,267,542	2,435,821
Other Comprehensive loss
Foreign currency translation (loss) income	(873,803)	1,335,757	(226,235)
Total comprehensive income	$ (85,845)	$ 5,603,299	$ 2,209,586